      SUPPLEMENT TO PROSPECTUS FOR NASL VARIABLE ACCOUNT DATED MAY 1, 1997


                                  NAME CHANGES

     Effective October 1, 1997, the name of North American Security Life Insurance Company ("NASL") and the names of certain companies and mutual funds affiliated with NASL were changed. These names were changed to more clearly indicate that these companies are affiliated with The Manufacturers Life Insurance Company ("Manulife") and do not reflect any change in control of the entity.


Prior Name                                           New Name
----------                                           --------

North American Security Life                         The Manufacturers Life Insurance Company
Insurance Company                                    of North America

NASL Series Trust                                    Manufacturers Investment Trust

NASL Financial Services, Inc.*                       Manufacturers Securities Services, LLC*

NASL Variable Account                                The Manufacturers Life Insurance Company of
                                                     North America Separate Account A

*On September 30, 1997, NASL Financial Services, Inc., a Massachusetts corporation, was reconstituted as a Delaware limited liability company. The change was in connection with a Manulife internal restructuring and Manufacturers Securities Services, LLC has substantially the same management as was in place for NASL Financial Services, Inc. and continues to be controlled by Manulife.

                              NEW INVESTMENT OPTION

Effective October 1, 1997, one new investment option will be added to the variable portion of your contract. The new portfolio is a series of Manufacturers Investment Trust (the "Trust"). Set forth below is the subadviser for the new portfolio as well as a brief description of the portfolio's investment objective and certain policies relating to that objective and a schedule of fees applicable to the portfolio.

                        INVESTMENT OBJECTIVE AND POLICIES

SMALL COMPANY VALUE TRUST. The investment objective of the Small Company Value Trust is to seek long term growth of capital. Rosenberg Institutional Equity Management ("Rosenberg") manages the Small Company Value Trust and will pursue this objective by investing in equity securities of smaller companies which are traded principally in the markets of the United States.

For more information on the Small Company Value Trust and Rosenberg, see the Manufacturers Investment Trust prospectus dated October 1, 1997.

                              FEE TABLE AND EXAMPLE

The Contract Owner or owner (collectively, "contract owner") Transaction Expenses, Annual Contract Fee and Separate Account Annual Expenses are as set forth in the current Fee Table. The Trust Annual Expenses and Example are amended to include the Small Company Value Trust:


Trust Annual Expenses
---------------------
(as a percentage of Trust average net assets)
                                                Management                  Other                  Total Trust
            Trust Portfolio                      Expenses                  Expenses              Annual Expenses
            ---------------                      --------                  --------              ---------------

Small Company Value Trust                          1.05%                    0.15%*                    1.20%

*Based on estimates of payments to be made during the current fiscal year on an annualized basis.

EXAMPLE

A contract owner would pay the following expenses on a $1,000 investment, assuming a 3% payment enhancement and a 5% annual return on assets, if the contract owner surrendered the contract at the end of the applicable time period:


            Trust Portfolio                      1 Year                      3 Years
            ---------------                      ------                      -------

Small Company Value Trust                         $110                        $170

A contract owner would pay the following expenses on a $1,000 investment, assuming a 3% payment enhancement and a 5% annual return on assets, if the contract owner annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:


            Trust Portfolio                      1 Year                      3 Years
            ---------------                      ------                      -------

Small Company Value Trust                          $29                         $90


The example for the Small Company Value Trust does not include 5 and 10 year figures because it is a newly formed portfolio.

                             CONFIRMATION STATEMENTS

Contract owners will be sent confirmation statements for certain transactions in their account. Contract owners should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to the Company's Annuity Service Office. If the contract owner fails to notify the Company's Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, the contract owner will be deemed to have ratified the transaction.

                     PAYMENT ENHANCEMENT - QUALIFIED PLANS

If the contract is being considered for purchase in connection with a qualified plan, then special considerations regarding the payment enhancement may apply. Some qualified plans, including corporate and self-employed pension and profit sharing plans and tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with a qualified plan, the effect of the payment enhancement on the plan's compliance with the applicable nondiscrimination requirements should be considered. Violation of these nondiscrimination rules can cause loss of the plan's tax-favored status under the Code.


                       SUPPLEMENT DATED OCTOBER 1, 1997


VTG20.SUPP1097

              SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION FOR
                     NASL VARIABLE ACCOUNT DATED MAY 1, 1997

     The standardized and nonstandardized average annual total return figures calculated as of December 31, 1996 for NASL Series Trust are amended and restated as follows:

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 1996



 ============================= ===================== ==================== ====================== ===================
 TRUST PORTFOLIO                      1 YEAR               5 YEAR          SINCE INCEPTION OR     INCEPTION DATE*
                                                                           10 YEARS, WHICHEVER
                                                                               IS SHORTER
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Pacific Rim Emerging Markets          N/A                  N/A                   N/A                      12/31/96
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 International Small Cap               N/A                  N/A                 -0.58%                       3/4/96
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Small/Mid Cap                         N/A                  N/A                 -2.60%                       3/4/96
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Global Equity                        2.29%                7.58%                 6.70%                      3/18/88
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Growth                                N/A                  N/A                  1.19%                      7/15/96
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Equity                               9.70%               13.89%                12.08%+                     6/18/85
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Quantitative Equity                   N/A                  N/A                   N/A                      12/31/96
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Blue Chip Growth                    15.37%                 N/A                  6.59%                     12/11/92
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Real Estate Securities                N/A                  N/A                   N/A                      12/31/96
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Int'l Growth & Income                2.28%                 N/A                  4.09%                      1/09/95
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Growth and Income                   12.35%               11.96%                12.38%                      4/23/91
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Equity-Income                        9.42%                 N/A                 11.40%                      2/19/93
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Aggressive Asset Allocation          2.67%                7.82%                 6.66%                      8/03/89
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Moderate Asset Allocation           -0.17%                6.58%                 6.03%                      8/03/89
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Conservative Asset                  -2.81%                5.04%                 5.20%                      8/03/89
 Allocation
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Strategic Bond                       4.34%                 N/A                  5.80%                      2/19/93
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Global Government Bond               2.68%                7.15%                 7.69%                      3/18/88
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Capital Growth Bond                   N/A                  N/A                   N/A                      12/31/96
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Investment Quality Bond             -6.82%                3.91%                 2.35%+                     6/18/85
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 U.S. Government Securities          -6.10%                3.43%                 4.73%                      3/18/88
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Money Market                        -4.59%                1.32%                 3.85%+                     6/18/85
 ----------------------------- --------------------- ------------------- ----------------------- -------------------


* Inception date of the subaccount of the Variable Account which invests in the portfolio.
+ 10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1996



 ============================= ===================== ==================== ====================== ===================
 TRUST PORTFOLIO                      1 YEAR               5 YEAR          SINCE INCEPTION OR    INCEPTION DATE OF
                                                                           10 YEARS, WHICHEVER       PORTFOLIO
                                                                               IS SHORTER
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Pacific Rim Emerging                -0.31%                 N/A                   1.59%                     10/4/94
 Markets*
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 International Small Cap               N/A                  N/A                  -0.58%                      3/4/96
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Small/Mid Cap                         N/A                  N/A                  -2.60%                      3/4/96
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Global Equity                        2.29%                7.58%                  6.70%                     3/18/88
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Growth                                N/A                  N/A                   1.19%                     7/15/96
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Equity                               9.70%               13.89%                 12.08%+                    6/18/85
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Quantitative Equity*                 7.52%                9.30%                  8.94%                     4/30/87
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Blue Chip Growth                    15.37%                 N/A                   6.59%                    12/11/92
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Real Estate Securities*             24.03%               14.98%                 11.59%                     4/30/87
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Int'l Growth & Income                2.28%                 N/A                   4.09%                     1/09/95
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Growth and Income                   12.35%               11.96%                 12.38%                     4/23/91
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Equity-Income                        9.42%                 N/A                  11.40%                     2/19/93
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Aggressive Asset Allocation          2.67%                7.82%                  6.66%                     8/03/89
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Moderate Asset Allocation           -0.17%                6.58%                  6.03%                     8/03/89
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Conservative Asset                  -2.81%                5.04%                  5.20%                     8/03/89
 Allocation
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Strategic Bond                       4.34%                 N/A                   5.80%                     2/19/93
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Global Government Bond               2.68%                7.15%                  7.69%                     3/18/88
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Capital Growth Bond*                -6.90%                3.90%                  5.73%+                    6/26/84
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Investment Quality Bond             -6.82%                3.91%                  2.35%+                    6/18/85
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 U.S. Government Securities          -6.10%                3.43%                  4.73%                     3/18/88
 ----------------------------- --------------------- ------------------- ----------------------- -------------------
 Money Market                        -4.59%                1.32%                  3.85%+                    6/18/85
 ----------------------------- --------------------- ------------------- ----------------------- -------------------

+ 10 year average annual return.
* On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance presented for these sub-accounts is based upon the performance of the respective predecessor Manulife Series Fund portfolio for periods prior to December 31, 1996. Performance for each of these sub-accounts is based on the historical expenses and performance of the predecessor Manulife Series Fund portfolio, adjusted to reflect current contract charges, and, therefore, does not reflect for periods prior to December 31, 1996 the current Trust portfolio expenses that an investor would incur as a holder of units of the sub-account.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1996


 ============================= ===================== ==================== ====================== ===================
 TRUST PORTFOLIO                      1 YEAR               5 YEAR          SINCE INCEPTION OR    INCEPTION DATE OF
                                                                           10 YEARS, WHICHEVER       PORTFOLIO
                                                                               IS SHORTER
 ----------------------------- --------------------- -------------------- ---------------------- -------------------
 Pacific Rim Emerging                 8.10%                  N/A                  5.12%                     10/4/94
 Markets*
 ----------------------------- --------------------- -------------------- ---------------------- -------------------
 International Small Cap               N/A                   N/A                  7.81%                      3/4/96
 ----------------------------- --------------------- -------------------- ---------------------- -------------------
 Small/Mid Cap                         N/A                   N/A                  5.60%                      3/4/96
 ----------------------------- --------------------- -------------------- ---------------------- -------------------
 Global Equity                       10.87%                 8.54%                 6.90%                     3/18/88
 ----------------------------- --------------------- -------------------- ---------------------- -------------------
 Growth                                N/A                   N/A                  9.74%                     7/15/96
 ----------------------------- --------------------- -------------------- ---------------------- -------------------
 Equity                              18.28%                14.66%                12.14%+                    6/18/85
 ----------------------------- --------------------- -------------------- ---------------------- -------------------
 Quantitative Equity*                16.10%                10.20%                 9.00%                     4/30/87
 ----------------------------- --------------------- -------------------- ---------------------- -------------------
 Blue Chip Growth                    23.95%                  N/A                  7.88%                    12/11/92
 ----------------------------- --------------------- -------------------- ---------------------- -------------------
 Real Estate Securities*             32.61%                15.72%                11.65%                     4/30/87
 ----------------------------- --------------------- -------------------- ---------------------- -------------------
 Int'l Growth & Income               10.86%                  N/A                  8.18%                     1/09/95
 ----------------------------- --------------------- -------------------- ---------------------- -------------------
 Growth and Income                   20.93%                12.79%                12.95%                     4/23/91
 ----------------------------- --------------------- -------------------- ---------------------- -------------------
 Equity-Income                       18.00%                  N/A                 12.78%                     2/19/93
 ----------------------------- --------------------- -------------------- ---------------------- -------------------
 Aggressive Asset Allocation         11.25%                 8.76%                 7.00%                     8/03/89
 ----------------------------- --------------------- -------------------- ---------------------- -------------------
 Moderate Asset Allocation            8.26%                 7.57%                 6.38%                     8/03/89
 ----------------------------- --------------------- -------------------- ---------------------- -------------------
 Conservative Asset                   5.37%                 6.08%                 5.57%                     8/03/89
 Allocation
 ----------------------------- --------------------- -------------------- ---------------------- -------------------
 Strategic Bond                      12.92%                  N/A                  7.39%                     2/19/93
 ----------------------------- --------------------- -------------------- ---------------------- -------------------
 Global Government Bond              11.26%                 8.12%                 7.88%                     3/18/88
 ----------------------------- --------------------- -------------------- ---------------------- -------------------
 Capital Growth Bond*                 0.90%                 4.98%                 5.79%+                    6/26/84
 ----------------------------- --------------------- -------------------- ---------------------- -------------------
 Investment Quality Bond              0.99%                 4.99%                 2.42%+                    6/18/85
 ----------------------------- --------------------- -------------------- ---------------------- -------------------
 U.S. Government Securities           1.77%                 4.53%                 5.46%                     3/18/88
 ----------------------------- --------------------- -------------------- ---------------------- -------------------
 Money Market                         3.43%                 2.51%                 3.92%+                    6/18/85
 ----------------------------- --------------------- -------------------- ---------------------- -------------------

+ 10 year average annual return.
* On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance presented for these sub-accounts is based upon the performance of the respective predecessor Manulife Series Fund portfolio for periods prior to December 31, 1996. Performance for each of these sub-accounts is based on the historical expenses and performance of the predecessor Manulife Series Fund portfolio, adjusted to reflect current contract charges, and, therefore, does not reflect for periods prior to December 31, 1996 the current Trust portfolio expenses that an investor would incur as a holder of units of the sub-account.


VTG20.SUPP1097